ENTITY-WIDE DISCLOSURE	12 Months Ended
Dec. 31, 2020
Segments, Geographical Areas [Abstract]
ENTITY-WIDE DISCLOSURE
NOTE 19 -	ENTITY-WIDE DISCLOSURE

a.	Total revenues - by geographical location were attributed according to customer residential country as follows:

	Year ended December 31,
	2020	2019	2018
	Total revenues	Total revenues	Total revenues
Sale of products
Israel	$3,355	$3,464	$2,893
United States	12,284	14,181	13,013
Other	7,100	7,374	7,245
	$22,739	$25,019	$23,151

	Year ended December 31,
	2020	2019	2018
	Total revenues	Total revenues	Total revenues
Sale of Services
Israel	$3,543	$3,624	$4,031
United States	34,765	43,196	35,562
Other	14,312	25,640	24,977
	$52,620	$72,460	$64,570

b.	Total long-lived assets - by geographical location were as follows:

	December 31,
	2020	2019	2018

Israel	$15,071	$16,692	$12,894
United States	18,908	11,354	8,530
Total	$33,979	$28,046	21,424

c.	Major Customers

   No single customer accounted for 10% or more of Group's total net revenue in any year presented.